Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 6,530,981	$ 5,365,856
Due from banks - interest bearing	25,343,994	10,510,655
Total cash and cash equivalents	31,874,975	15,876,511
Investment securities:
Available-for-sale (at fair value)	199,955,367	178,207,974
Loans held for sale	0	109,800
Loans	93,401,845	99,387,344
Less allowance for loan losses	(1,864,788)	(2,181,451)
Net loans	91,537,057	97,205,893
Premises and equipment, net	7,000,590	6,499,656
Accrued income receivable	1,168,483	1,127,940
Goodwill	1,644,119	1,644,119
Bank owned life insurance	3,732,439	3,625,013
Other assets	5,232,197	2,250,315
Total assets	342,145,227	306,547,221
Noninterest bearing deposits:
Demand	55,906,673	33,422,465
Interest bearing deposits:
Demand	54,812,380	48,423,471
Savings	108,070,929	93,903,196
Time	67,086,776	70,712,831
Total deposits	285,876,758	246,461,963
Federal funds purchased and securities sold under agreements to repurchase	20,215,183	18,766,590
Federal Home Loan Bank borrowings	3,515,580	3,606,411
Accrued interest payable	134,389	162,598
Other liabilities	1,613,281	1,846,886
Total liabilities	311,355,191	270,844,448
COMMITMENTS AND CONTINGENT LIABILITIES
Commitments and contingent liabilities
STOCKHOLDERS' EQUITY
Common stock - 2,000,000 shares authorized at $5 par value: 1,728,730 shares issued at December 31, 2013 and 2012	8,643,650	8,643,650
Treasury stock - 10,000 shares at cost:	(228,100)	(228,100)
Surplus	6,966,020	6,966,020
Retained earnings	18,126,554	17,191,740
Accumulated other comprehensive income (loss)	(2,718,088)	3,129,463
Total stockholders' equity	30,790,036	35,702,773
Total liabilities and stockholders' equity	$ 342,145,227	$ 306,547,221